Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	O2MICRO INTERNATIONAL LTD
Entity Central Index Key	0001095348
Trading Symbol	oiim
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	1,361,886,000
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	American Depositary Shares, Ordinary Shares, par value $0.00002 per share
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false